Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting commissions and issue expenses [Member]	Unit premiums and reserves [Member]	Total
Beginning balance at Dec. 31, 2023	$ 5,378,109	$ 1,267,738	$ (114,264)	$ 142	$ 6,531,725
Beginning balance (in number of units) at Dec. 31, 2023	401,306,562
Proceeds from issuance of Units (note 7)	$ 564,199				564,199
Proceeds from issuance of Units (note 7) (in number of units)	29,496,868
Cost of redemption of Units (note 7)	$ (127,049)	(88,021)		3	(215,067)
Cost of redemption of Units (note 7) (in number of units)	(12,704,928)
Net income (loss) and comprehensive income (loss) for the year		1,728,194			1,728,194
Underwriting commissions and issue expenses			(854)		(854)
Ending balance at Dec. 31, 2024	$ 5,815,259	2,907,911	(115,118)	145	8,608,197
Ending balance (in number of units) at Dec. 31, 2024	418,098,502
Proceeds from issuance of Units (note 7)	$ 1,702,893				1,702,893
Proceeds from issuance of Units (note 7) (in number of units)	66,426,933
Cost of redemption of Units (note 7)	$ (90,406)	(187,697)		1	(278,102)
Cost of redemption of Units (note 7) (in number of units)	(9,040,578)
Net income (loss) and comprehensive income (loss) for the year		5,948,607			5,948,607
Underwriting commissions and issue expenses			(5,112)		(5,112)
Ending balance at Dec. 31, 2025	$ 7,427,746	$ 8,668,821	$ (120,230)	$ 146	$ 15,976,483
Ending balance (in number of units) at Dec. 31, 2025	475,484,857